SHORT-TERM AND LONG-TERM BORROWINGS	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
SHORT-TERM AND LONG-TERM BORROWINGS

10. SHORT-TERM AND LONG-TERM BORROWINGS

The components of short-term and long-term borrowings were as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Short-term borrowings(1)	—	100,000
Long-term borrowings(2)	—	31,883
	—	131,883

(1)
The short-term borrowings consisted of borrowings without collaterals from well-known financial institutions, with interest rate of 2.1% or 2.25% and will be repaid within one year. The borrowings were mainly used to supplement the Group’s working capital for daily operations.
(2)
The long-term borrowings consisted of borrowings with collateral of RMB32,445 which comprised of land use right and are fully guaranteed by Mr. Larry Xiangdong Chen and a related party. The borrowings have an interest rate of 90 base points below loan prime rate issued by the National Interbank Funding Center on the withdraw date and will be repaid within six years. The borrowings were mainly used for buildings construction, which will be used as a campus premise upon completion.

As of December 31, 2025, the long-term borrowings will be repaid according to the following schedule:

As of December 31, 2025
RMB
2026	—
2027	1,594
2028	9,565
2029	6,377
2030	6,377
2031 and thereafter	7,970
31,883